Share-Based Compensation - 2016 and 2024 Share Incentive Plans (Details) ¥ in Thousands			1 Months Ended				12 Months Ended
	Mar. 22, 2024 $ / shares shares	Mar. 22, 2022	Mar. 31, 2024 shares	Mar. 31, 2023 shares	Mar. 31, 2022 shares	Sep. 30, 2016 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 $ / shares	Mar. 21, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares shares
2016 Share Incentive Plan | Employee Stock Option
Share-based compensation
Shares authorized by the board under the plan						3,000,000								21,000,000
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017 (as a percent)						0.50%
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017, number of shares						3,000,000
2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Weighted Average Exercise Price
Number of share units granted			743,366	535,955	497,956
2016 Share Incentive Plan | Restricted Share Units | Selling, general and administrative expenses
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (in dollars per share) | $ / shares											$ 21.02		$ 26.27	$ 21.87
Weighted Average Exercise Price
Share-based compensation expense | ¥							¥ 112,956		¥ 96,698	¥ 69,366
2024 Share Incentive Plan
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (in dollars per share) | $ / shares	$ 21.02											$ 21.67
Number of share options
Granted (in shares)	916,200						916,200
Weighted Average Exercise Price
Granted (US$ per share) | $ / shares								$ 21.88
Weighted average grant date fair value of options granted | $ / shares								$ 6.7
Unrecognized compensation expense related to unvested share options | ¥							¥ 21,943	$ 21,943
Period of recognition of compensation cost							2 years 2 months 23 days
Share-based compensation expense | ¥							¥ 22,561
Vesting period		3 years
Options contractual term		10 years
2024 Share Incentive Plan | Tranche one
Number of share options
Share based options vested, percentage	33.00%
2024 Share Incentive Plan | Tranche two
Number of share options
Share based options vested, percentage	33.00%
2024 Share Incentive Plan | Tranche three
Number of share options
Share based options vested, percentage	34.00%
2024 Share Incentive Plan | Class A ordinary shares
Share-based compensation
Shares authorized by the board under the plan			3,000,000